Financial Assets and Financial Liabilities - Schedule of Information About Maximum Exposure to Credit Risk Arising From Financial Assets (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Restricted cash (excluding cash on hand)	₽ 24	₽ 24
Credit risk [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Restricted cash (excluding cash on hand)	20	24
Trade and other receivables	18,825	19,121
Other financial assets	795	415
Total	19,640	19,560
Credit risk [member] | Promissory notes [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	210	208
Credit risk [member] | Loans issued [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	571	61
Credit risk [member] | Bonds [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	14	13
Credit risk [member] | Deposits [member]
Disclosure of detailed information about maximum exposure to credit risk arising from financial assets [line items]
Other financial assets	₽ 0	₽ 133